SEGMENT AND GEOGRAPHIC AREA INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Revenue	$ 89,664	$ 48,375	$ 144,863
Payroll and payroll taxes	(232,804)	(1,792,080)	(572,240)
Professional fees	(757,463)	(453,846)	(525,625)
Loss From Operations	(1,170,338)	(2,789,915)	(1,324,157)
Other income (expenses)	1,129,017	(399,290)	174,546
Provision for income tax			10,835
Net income (loss)	(41,321)	(3,189,205)	(1,160,446)
Cayman
Segment information
Net income (loss)	187,978
Single reportable segment
Segment information
Revenue	89,664	48,375	144,863
Payroll and payroll taxes	(232,804)	(1,792,080)	(572,240)
Professional fees	(757,463)	(453,846)	(525,625)
Other G&A expenses	(269,735)	(592,364)	(371,155)
Loss From Operations	(1,170,338)	(2,789,915)	(1,324,157)
Other income (expenses)	1,129,017	(399,290)	174,546
Provision for income tax			(10,835)
Net income (loss)	(41,321)	(3,189,205)	(1,160,446)
Single reportable segment | Hospitality
Segment information
Revenue	89,664	48,375	102,909
Single reportable segment | Real estate agent
Segment information
Revenue			41,954
Single reportable segment | Elimination
Segment information
Revenue	(439,974)	(426,252)	(414,852)
Professional fees	1
Other G&A expenses	439,974	426,253	414,852
Loss From Operations	1	1
Other income (expenses)		(1)
Net income (loss)	1
Single reportable segment | Elimination | Hospitality
Segment information
Revenue	(439,974)	(426,252)	(414,852)
Single reportable segment | UK | Operating segment
Segment information
Revenue	529,638	474,627	517,761
Payroll and payroll taxes	(104,205)	(69,916)	(85,286)
Professional fees	(5,080)	(17,133)	(80,343)
Other G&A expenses	(696,900)	(669,806)	(744,796)
Loss From Operations	(276,547)	(282,228)	(392,664)
Other income (expenses)	(92,866)	80,603	33,757
Net income (loss)	(369,413)	(201,625)	(358,907)
Single reportable segment | UK | Operating segment | Hospitality
Segment information
Revenue	529,638	474,627	517,761
Single reportable segment | PRC | Operating segment
Segment information
Revenue			41,954
Payroll and payroll taxes		(86,105)	(486,954)
Professional fees	(30,175)	(392,663)	(439,237)
Other G&A expenses	(4,504)	(167,956)	86,251
Loss From Operations	(34,679)	(646,724)	(797,986)
Other income (expenses)	174,792	13,382	140,789
Provision for income tax			(10,835)
Net income (loss)	140,113	(633,342)	(668,032)
Single reportable segment | PRC | Operating segment | Real estate agent
Segment information
Revenue			41,954
Single reportable segment | Cayman | Operating segment
Segment information
Payroll and payroll taxes	(128,599)	(1,636,059)
Professional fees	(722,209)	(44,050)	(6,045)
Other G&A expenses	(8,305)	(180,855)	(127,462)
Loss From Operations	(859,113)	(1,860,964)	(133,507)
Other income (expenses)	1,047,091	(493,274)
Net income (loss)	$ 187,978	$ (2,354,238)	$ (133,507)